Dechert

                LLP

1775 1 Street, N.W. Washington, D.C. 20006-2401 + 1 202 261 3300 Main + 1 202 261 3333 Fax www.dechert.com

Wendy Robbins Fox wendy.fox@dechert.com +1 202 261 3390 Direct +1 202 261 3090 Fax

December 8, 2005

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Australia Equity Fund, Inc. (“Fund”)
File No. 333-127305

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from that contained in Pre-Effective Amendment No. 3 which was filed on December 8, 2005. The text of Pre-Effective Amendment No. 3 was filed electronically.

If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3390.

Very truly yours,

/s/    WENDY ROBBINS FOX

Wendy Robbins Fox

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